Consolidated Statements Of Changes In Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Revision of Prior Period, Adjustment [Member] CNY (¥)	Restatement Adjusted Balance [Member] CNY (¥)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] Restatement Adjusted Balance [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] Restatement Adjusted Balance [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Restatement Adjusted Balance [Member] CNY (¥)	Additional Paid-in Capital [Member] Common Class A [Member] CNY (¥)	Additional Paid-in Capital [Member] Common Class A [Member] USD ($)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] USD ($)	Accumulated Other Comprehensive Income [Member] Restatement Adjusted Balance [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] Restatement Adjusted Balance [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] Revision of Prior Period, Adjustment [Member] CNY (¥)	Accumulated Deficit [Member] Restatement Adjusted Balance [Member] CNY (¥)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Parent [Member] Revision of Prior Period, Adjustment [Member] CNY (¥)	Parent [Member] Restatement Adjusted Balance [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)	Non-controlling Interest [Member] Revision of Prior Period, Adjustment [Member] CNY (¥)	Non-controlling Interest [Member] Restatement Adjusted Balance [Member] CNY (¥)
Balance at Dec. 31, 2020	¥ 277,700				¥ 44			¥ 28			¥ 1,081,299					¥ 1,950			¥ 1,035			¥ (808,038)				¥ 276,318				¥ 1,382
Balance at Dec. 31, 2020 | shares					64,634,743	64,634,743		44,992,555	44,992,555
Net (loss) income	(313,896)																					(313,959)				(313,959)				63
Issuance of ordinary shares for the vested restricted share units	2				¥ 2																					2
Issuance of ordinary shares for the vested restricted share units | shares					3,002,130	3,002,130
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")	256,945				¥ 1						256,944															256,945
Issuance of Class A ordinary shares in connection with initial public offering ("IPO") | shares					1,230,769	1,230,769
Class B common shares converted to Class A common shares					¥ 3			¥ (3)
Class B ordinary shares converted to Class A ordinary shares | shares					4,855,995	4,855,995		(4,855,995)	(4,855,995)
Share-based compensation	121,131										121,131															121,131
Other comprehensive loss	(7,836)															(7,836)										(7,836)
Issuance of ordinary shares to the depository bank | shares					2,500,000	2,500,000
Settlement of vested restricted share units with shares held by the depositary bank, shares | shares					(1,914,630)	(1,914,630)
Appropriation of statutory reserve																			156			(156)
Balance at Dec. 31, 2021	334,046				¥ 50			¥ 25			1,459,374					(5,886)			1,191			(1,122,153)				332,601				1,445
Balance at Dec. 31, 2021 | shares					74,309,007	74,309,007		40,136,560	40,136,560
Net (loss) income	(329,331)																					(328,221)				(328,221)				(1,110)
Issuance of a subsidiary's equity to a non-controlling interest holder	85																													85
Issuance of ordinary shares for the vested restricted share units | shares					2,595,750	2,595,750
Class B common shares converted to Class A common shares					¥ 1			¥ (1)
Class B ordinary shares converted to Class A ordinary shares | shares					1,110,000	1,110,000		(1,110,000)	(1,110,000)
Share-based compensation	96,898										96,898															96,898
Other comprehensive loss	20,896															20,896										20,896
Issuance of ordinary shares to the depository bank | shares					876,380	876,380
Settlement of vested restricted share units with shares held by the depositary bank, shares | shares					(590,750)	(590,750)
Clawback of shares under share incentive plan	(383)										(383)															(383)
Arrangement for employee stock withholding tax	(11,230)										(11,230)															(11,230)
Warrants arising from private placement	13,697										13,697															13,697
Balance at Dec. 31, 2022	124,678			¥ 122,256	¥ 51		¥ 51	¥ 24		¥ 24	1,558,356		¥ 1,558,356			15,010		¥ 15,010	1,191		¥ 1,191	(1,450,374)			¥ (1,452,794)	124,258			¥ 121,838	420			¥ 418
Balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2022			¥ (2,422)																					¥ (2,420)				¥ (2,420)				¥ (2)
Balance at Dec. 31, 2022 | shares					78,300,387	78,300,387	78,300,387	39,026,560	39,026,560	39,026,560
Net (loss) income	(302,341)	$ (42,585)																				(301,700)				(301,700)				(641)
Issuance of ordinary shares for the vested restricted share units | shares					2,684,596	2,684,596
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")	242,404				¥ 5						242,399			¥ 12,355	$ 1,740											242,404
Issuance of Class A ordinary shares in connection with initial public offering ("IPO") | shares					7,870,938	7,870,938
Share-based compensation	151,485										151,485															151,485
Acquisition of non-controlling interests	(7,449)										(8,099)															(8,099)				650
Other comprehensive loss	69	10														69										69
Issuance of ordinary shares to the depository bank | shares					236,000	236,000
Settlement of vested restricted share units with shares held by the depositary bank, shares | shares					(1,085,820)	(1,085,820)
Appropriation of statutory reserve																			48			(48)
Arrangement for employee stock withholding tax	7,795										7,795															7,795
Balance at Dec. 31, 2023	¥ 214,219	$ 30,172			¥ 56	$ 8		¥ 24	$ 3		¥ 1,951,936	$ 274,924				¥ 15,079	$ 2,124		¥ 1,239	$ 175		¥ (1,754,542)	$ (247,122)			¥ 213,792	$ 30,112			¥ 427	$ 60
Balance at Dec. 31, 2023 | shares					88,006,101	88,006,101		39,026,560	39,026,560